Equity Compensation Plans - Fair Value Measurement of the Granted Options and Rights - Details (Detail)	12 Months Ended
Dec. 31, 2017 BRL (R$) yr
Stock Option Plan 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan, exercise price	R$ 8.84
Stock option plan, volatility	51.73%
Stock option plan, period | yr	6
Stock option plan, expected dividends	R$ 0
Stock option plan 2011	11.94%
Stock Option Plan 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan, exercise price	R$ 8.96
Stock option plan, volatility	50.46%
Stock option plan, period | yr	6
Stock option plan, expected dividends	R$ 0
Stock option plan 2011	8.89%
Stock Option Plan 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan, exercise price	R$ 8.13
Stock option plan, volatility	48.45%
Stock option plan, period | yr	6
Stock option plan, expected dividends	R$ 0
Stock option plan 2011	10.66%
Stock Option Plan 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan, exercise price	R$ 13.42
Stock option plan, volatility	44.60%
Stock option plan, period | yr	6
Stock option plan, expected dividends	R$ 0
Stock option plan 2011	10.66%
Stock Option Plan 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan, exercise price	R$ 8.45
Stock option plan, volatility	35.50%
Stock option plan, period | yr	6
Stock option plan, expected dividends	R$ 0
Stock option plan 2011	16.10%
Stock Option Plan 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan, exercise price	R$ 8.10
Stock option plan, volatility	36.70%
Stock option plan, period | yr	6
Stock option plan, expected dividends	R$ 0
Stock option plan 2011	11.73%